WARRANTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Warrants Tables
Warrants outstanding

The Company has the following shares of common stock reserved for the warrants outstanding as of September 30, 2013:

	September 30, 2013
	Shares	Weighted Average Exercise Price
Warrants outstanding – beginning of year	6,711,733	$0.35
Warrants exercised	-	-
Warrants granted	2,028,137	0.19
Warrants expired	-	-

Warrants outstanding – end of period	8,739,870	$0.32

The Company has the following shares of common stock reserved for the warrants outstanding as of December 31, 2012:

	December 31, 2012
	Shares	Weighted Average Exercise Price
Warrants outstanding – beginning of year	6,188,400	$0.35
Warrants exercised	-	-
Warrants granted	523,333	0.45
Warrants expired	-	-
Warrants outstanding – end of period	6,711,733	$0.35

Weighted exercise price and weighted fair value of the warrants granted

The weighted exercise price and weighted fair value of the warrants granted by the Company as of September 30, 2013, are as follows:

	September 30, 2013
	Weighted Average Exercise Price	Weighted Average Fair Value

Weighted average of warrants granted during the nine months whose exercise price exceeded fair market value at the date of grant	$0.32	$0.46

Weighted average of warrants granted during the nine months whose exercise price was equal or lower than fair market value at the date of grant	$-	$-

The weighted exercise price and weighted fair value of the warrants granted by the Company as of December 31, 2012, are as follows:

	December 31, 2012
	Weighted Average Exercise Price	Weighted Average Fair Value

Weighted average of warrants granted during the twelve months whose exercise price exceeded fair market value at the date of grant	$0.45	$0.26

Weighted average of warrants granted during the twelve months whose exercise price was equal or lower than fair market value at the date of grant	$-	$-

Summarizes information about fixed-price warrants outstanding

The following table summarizes information about fixed-price warrants outstanding:

	Number	Average	Weighted
Range of	Outstanding at	Remaining	Average
Exercise Prices	September 30, 2013	Contractual Life	Exercise Price

$0.33	5,588,400	15 Months	$0.33
$0.46	600,000	26 Months	$0.46
$0.46	150,000	31 Months	$0.46
$0.85	40,000	29 Months	$0.85
$0.40	333,333	29 Months	$0.40
$0.33	515,637	55 Months	$0.33
$0.16	875,000	57 Months	$0.16
$0.11	637,500	58 Months	$0.11
	8,739,870

The following table summarizes information about fixed-price warrants outstanding:

	Number	Average
Range of	Outstanding at	Remaining	Weighted
Exercise	September 30,	Contractual	Average
Prices	2012	Life	Exercise Price
$0.33	5,588,400	21 Months	$0.33
$0.46	600,000	32 Months	$0.46
$0.46	150,000	37 Months	$0.46
$0.85	40,000	28 Months	$0.85
$0.40	333,333	32 Months	$0.40
	6,711,733